Earnings Per Share & Pro Forma Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss available to stockholders	$ (127,530)
Weighted average number of common shares outstanding - basic	62,904
Weighted average number of common shares outstanding - diluted	62,904
Basic (in dollars per share)	$ (2.03)
Diluted (in dollars per share)	$ (2.03)